Debt - Summary of Maturities of Long Term Debt (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Debt Disclosure [Abstract]
2021	$ 11,316	¥ 73,837
2022	676	4,414
2023	111	721
Total	$ 1,988	¥ 12,972	¥ 19,921